COMMON STOCK (Details 2) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of outstanding	12,025,000	11,465,000
Aggregate Intrinsic Value	$ 928	$ 1,988
Number of exercisable	8,602,500	5,765,000
Aggregate Intrinsic Value	$ 576	$ 650
Exercise Price C$0.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Expiry date	May 09, 2017	May 09, 2017
Number of outstanding	370,000	370,000
Aggregate Intrinsic Value	$ 93	$ 133
Number of exercisable	370,000	370,000
Aggregate Intrinsic Value	$ 93	$ 133
Exercise Price C$0.62 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Expiry date	Jan. 19, 2021	Jan. 19, 2021
Number of outstanding	5,425,000	5,575,000
Aggregate Intrinsic Value	$ 705	$ 1,338
Number of exercisable	2,712,500
Aggregate Intrinsic Value	$ 353
Exercise Price C$0.65 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Expiry date	May 20, 2017	May 20, 2017
Number of outstanding	50,000	50,000
Aggregate Intrinsic Value	$ 5	$ 11
Number of exercisable	50,000	50,000
Aggregate Intrinsic Value	$ 5	$ 11
Exercise Price C$0.65 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Expiry date	Jul. 28, 2017	Jul. 28, 2017
Number of outstanding	1,250,000	1,250,000
Aggregate Intrinsic Value	$ 125	$ 263
Number of exercisable	1,250,000	1,250,000
Aggregate Intrinsic Value	$ 125	$ 263
Exercise Price C$0.76 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Expiry date	Sep. 02, 2017	Sep. 02, 2017
Number of outstanding	500,000	500,000
Aggregate Intrinsic Value		$ 50
Number of exercisable	500,000	500,000
Aggregate Intrinsic Value		$ 50
Exercise Price C$0.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Expiry date	Dec. 22, 2017	Dec. 22, 2017
Number of outstanding	3,220,000	3,220,000
Aggregate Intrinsic Value		$ 193
Number of exercisable	3,220,000	3,220,000
Aggregate Intrinsic Value		$ 193
Exercise Price C$0.94 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Expiry date	Apr. 28, 2018	Apr. 28, 2018
Number of outstanding	500,000	500,000
Aggregate Intrinsic Value
Number of exercisable	500,000	375,000
Aggregate Intrinsic Value
Exercise Price C$0.96 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Expiry date	Jul. 21, 2021
Number of outstanding	710,000
Aggregate Intrinsic Value
Number of exercisable
Aggregate Intrinsic Value